Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Sep. 30, 2013 aircraft engine	Dec. 31, 2012 aircraft
Commitments and contingencies
Number of aircraft committed to purchase	338
Number of used aircraft committed to purchase	2	5
Number of new spare engines committed to purchase	9
Aggregate estimated total remaining payments or purchase commitments	$ 21,900.0
Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney
Commitments and contingencies
Number of aircraft committed to purchase		229
Number of aircraft committed to purchase through sale-leaseback transactions		4
Number of new spare engines committed to purchase		9
Aggregate estimated total remaining payments or purchase commitments		17,500.0
Aircraft purchase commitment with Boeing
Commitments and contingencies
Non-refundable deposits on purchase commitments		331.1
Aircraft purchase commitment with Airbus
Commitments and contingencies
Non-refundable deposits on purchase commitments		96.4
Other flight equipment purchase agreements | AeroTurbine
Commitments and contingencies
Number of used aircraft committed to purchase	2	1
Number of new spare engines committed to purchase	3	3
Aggregate estimated total remaining payments or purchase commitments	$ 24.3	$ 19.4
Aircraft purchase commitment with A320neo family aircraft
Commitments and contingencies
Rights to purchase additional aircraft		50